Aug. 09, 2018
Hartford Corporate Bond ETF
Hartford Corporate BOND ETF

August 9, 2018

SUPPLEMENT TO

Hartford Corporate BOND ETF

(a series of Hartford Funds Exchange-Traded Trust)

SUMMARY PROSPECTUS

DATED NOVEMBER 28, 2017

hartford quality bond etf

(a series of Hartford Funds Exchange-Traded Trust)

SUMMARY PROSPECTUS

DATED NOVEMBER 28, 2017, AS SUPPLEMENTED MARCH 1, 2018

AND

Hartford Exchange-Traded Funds

PROSPECTUS

DATED November 28, 2017, AS SUPPLEMENTED MARCH 1, 2018

This Supplement contains new and additional information and should be read in conjunction with your Summary Prospectus and Prospectus.

The Board of Trustees of Hartford Funds Exchange-Traded Trust (“Trust”) has approved a Plan of Liquidation for each exchange traded fund listed above (each, a “Fund” and, collectively, the “Funds”) under which each Fund will be liquidated on or about September 21, 2018 (the “Liquidation Date”). The Liquidation Date may be changed without notice at the discretion of the officers of the Trust.

Beginning when the Funds commence the liquidation of their portfolios, the Funds may not pursue their respective investment objectives or, with certain exceptions, engage in normal business activities, and each Fund may hold cash and securities that may not be consistent with that Fund’s investment objective and strategy, which may adversely affect Fund performance.

Suspension of Sales and Trading . Effective as of the close of business on September 14, 2018, the Funds will no longer accept orders for the purchase of Creation Units. It is expected that September 14, 2018 will be the Funds’ last full day of trading on NYSE Arca, Inc. (“NYSE Arca”). Based on this schedule, NYSE Arca is expected to halt trading in shares of the Funds after the market close on September 14, 2018. During the period between market close on September 14, 2018 and the Liquidation Date, because the Funds’ shares will no longer trade on NYSE Arca, there can be no assurance that there will be a market for the purchase or sale of a Fund’s shares.

Liquidation Process . In connection with the liquidations, any shares of a Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date without the imposition of customary redemption transaction fees. The proceeds of any such redemption will be equal to the net asset value of such shares after the Fund has paid or provided for all of its charges, taxes, expenses and liabilities, including certain operational costs of liquidating the Fund. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all Fund shareholders at the time of the liquidations. Additionally, each Fund must declare and distribute to shareholders any realized capital gains and all net investment income no later than the final liquidation distribution. Hartford Funds Management Company, LLC (“HFMC”), each Fund’s investment manager, intends to distribute substantially all of each Fund’s net investment income at the time of or prior to the liquidations. HFMC will bear all administrative expenses associated with the liquidations.

Other Alternatives . Shareholders of each Fund may sell their shares of the Fund on NYSE Arca until the market close on September 14, 2018, and may incur customary transaction fees from their broker-dealer in connection with such sales. Prior to the Liquidation Date, Authorized Participants may continue to submit orders to the Funds for the redemption of Creation Units. See “Buying and Selling Shares” in the Funds’ Prospectus.

U.S. Federal Income Tax Matters . Although the liquidations are not expected to be taxable events for the Funds, for taxable shareholders the automatic redemption of shares of the Funds on the Liquidation Date will generally be treated as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a shareholder may voluntarily sell his or her shares on NYSE Arca until the market close on September 14, 2018, and Authorized Participants may voluntarily redeem Creation Units prior to the Liquidation Date, to the extent that a shareholder wishes to realize any such gains or losses prior thereto. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the liquidations.

This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.